Condensed Consolidating Financial Information (Statements of Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Nov. 03, 2019	Aug. 04, 2019	May 05, 2019	Feb. 03, 2019	Nov. 04, 2018	Aug. 05, 2018	May 06, 2018	Feb. 04, 2018	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Cash flows from operating activities:
Net income	$ 847	$ 715	$ 691	$ 471	$ 1,115	$ 1,196	$ 3,733	$ 6,566	$ 2,724	$ 12,610	$ 1,784
Adjustments to reconcile net income to net cash provided by (used in) operating activities:									6,973	(3,730)	4,767
Net cash provided by operating activities									9,697	8,880	6,551
Cash flows from investing activities:
Intercompany contributions paid										0	0
Distributions received from subsidiaries										0	0
Net change in intercompany loans									0	0	0
Acquisitions of businesses, net of cash acquired									(16,033)	(4,800)	(40)
Proceeds from sales of businesses									957	773	10
Purchases of property, plant and equipment									(432)	(635)	(1,069)
Proceeds from disposals of property, plant and equipment									88	239	441
Purchases of investments									(5)	(249)	(207)
Proceeds from sales and maturities of investments									5	54	200
Other									(2)	(56)	(9)
Net cash used in investing activities									(15,422)	(4,674)	(674)
Cash flows from financing activities:
Intercompany contributions received										0	0
Net intercompany borrowings									0	0	0
Proceeds from long-term borrowings									28,793	0	17,426
Repayment of debt									(16,800)	(973)	(13,668)
Other borrowings									1,241	0	0
Dividend and distribution payments on common stock and exchangeable limited partnership units									(4,235)	(2,998)	(1,745)
Repurchases of common stock - repurchase program									(5,435)	(7,258)	0
Shares repurchased for tax withholdings on vesting of equity awards									(972)	(56)	0
Issuance of preferred stock, net									3,679	0	0
Issuance of common stock									253	212	257
Other									(36)	(45)	(40)
Net cash provided by (used in) financing activities									6,488	(11,118)	2,230
Net change in cash and cash equivalents									763	(6,912)	8,107
Cash and cash equivalents at beginning of period				4,292				11,204	4,292	11,204	3,097
Cash and cash equivalents at end of period	5,055				4,292				5,055	4,292	11,204
Parent Guarantor
Cash flows from operating activities:
Net income									2,724	12,259	1,692
Adjustments to reconcile net income to net cash provided by (used in) operating activities:									(3,264)	(12,323)	(1,692)
Net cash provided by operating activities									(540)	(64)	0
Cash flows from investing activities:
Intercompany contributions paid										0	0
Distributions received from subsidiaries										0	0
Net change in intercompany loans									1,375	0	0
Acquisitions of businesses, net of cash acquired									(17,865)	0	0
Proceeds from sales of businesses									0	0	0
Purchases of property, plant and equipment									0	0	0
Proceeds from disposals of property, plant and equipment									0	0	0
Purchases of investments									(5)	0	0
Proceeds from sales and maturities of investments									0	0	0
Other									0	0	0
Net cash used in investing activities									(16,495)	0	0
Cash flows from financing activities:
Intercompany contributions received										0	0
Net intercompany borrowings									9,818	8,690	0
Proceeds from long-term borrowings									28,793		0
Repayment of debt									(16,400)	0	0
Other borrowings									986
Dividend and distribution payments on common stock and exchangeable limited partnership units									(4,235)	(1,477)	0
Repurchases of common stock - repurchase program									(5,435)	(7,258)
Shares repurchased for tax withholdings on vesting of equity awards									0	0
Issuance of preferred stock, net									3,679
Issuance of common stock									253	109	0
Other									(50)	0	0
Net cash provided by (used in) financing activities									17,409	64	0
Net change in cash and cash equivalents									374	0	0
Cash and cash equivalents at beginning of period				0				0	0	0	0
Cash and cash equivalents at end of period	374				0				374	0	0
Subsidiary Issuers
Cash flows from operating activities:
Net income									3,944	12,641	1,784
Adjustments to reconcile net income to net cash provided by (used in) operating activities:									(4,571)	(12,893)	924
Net cash provided by operating activities									(627)	(252)	2,708
Cash flows from investing activities:
Intercompany contributions paid										(9,099)	0
Distributions received from subsidiaries										0	0
Net change in intercompany loans									(796)	2,637	(286)
Acquisitions of businesses, net of cash acquired									0	0	0
Proceeds from sales of businesses									0	0	0
Purchases of property, plant and equipment									(165)	(196)	(254)
Proceeds from disposals of property, plant and equipment									30	55	25
Purchases of investments									0	(50)	(200)
Proceeds from sales and maturities of investments									0	54	200
Other									0	(50)	0
Net cash used in investing activities									(931)	(6,649)	(515)
Cash flows from financing activities:
Intercompany contributions received										3,231	205
Net intercompany borrowings									156	261	(5,797)
Proceeds from long-term borrowings									0		17,426
Repayment of debt									0	(117)	(5,704)
Other borrowings									0
Dividend and distribution payments on common stock and exchangeable limited partnership units									0	(1,521)	(1,834)
Repurchases of common stock - repurchase program									0	0
Shares repurchased for tax withholdings on vesting of equity awards									(446)	(20)
Issuance of preferred stock, net									0
Issuance of common stock									0	0	0
Other									0	(27)	(26)
Net cash provided by (used in) financing activities									(290)	1,807	4,270
Net change in cash and cash equivalents									(1,848)	(5,094)	6,463
Cash and cash equivalents at beginning of period				2,461				7,555	2,461	7,555	1,092
Cash and cash equivalents at end of period	613				2,461				613	2,461	7,555
Non-Guarantor Subsidiaries
Cash flows from operating activities:
Net income									4,157	4,266	1,601
Adjustments to reconcile net income to net cash provided by (used in) operating activities:									6,707	4,701	2,077
Net cash provided by operating activities									10,864	8,967	3,678
Cash flows from investing activities:
Intercompany contributions paid										(3,002)	(40)
Distributions received from subsidiaries										1,521	1,834
Net change in intercompany loans									(9,210)	(261)	5,835
Acquisitions of businesses, net of cash acquired									1,832	(4,800)	(40)
Proceeds from sales of businesses									957	773	10
Purchases of property, plant and equipment									(297)	(497)	(841)
Proceeds from disposals of property, plant and equipment									88	242	442
Purchases of investments									0	(199)	(7)
Proceeds from sales and maturities of investments									5	0	0
Other									(2)	(6)	(9)
Net cash used in investing activities									(6,627)	(6,229)	7,184
Cash flows from financing activities:
Intercompany contributions received										9,099	0
Net intercompany borrowings									(1,343)	(11,327)	248
Proceeds from long-term borrowings									0		0
Repayment of debt									(400)	(856)	(7,964)
Other borrowings									255
Dividend and distribution payments on common stock and exchangeable limited partnership units									0	(1,521)	(1,745)
Repurchases of common stock - repurchase program									0	0
Shares repurchased for tax withholdings on vesting of equity awards									(526)	(36)
Issuance of preferred stock, net									0
Issuance of common stock									0	103	257
Other									14	(18)	(14)
Net cash provided by (used in) financing activities									(2,000)	(4,556)	(9,218)
Net change in cash and cash equivalents									2,237	(1,818)	1,644
Cash and cash equivalents at beginning of period				1,831				3,649	1,831	3,649	2,005
Cash and cash equivalents at end of period	4,068				1,831				4,068	1,831	3,649
Eliminations
Cash flows from operating activities:
Net income									(8,101)	(16,556)	(3,293)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:									8,101	16,785	3,458
Net cash provided by operating activities									0	229	165
Cash flows from investing activities:
Intercompany contributions paid										12,101	40
Distributions received from subsidiaries										(1,521)	(1,834)
Net change in intercompany loans									8,631	(2,376)	(5,549)
Acquisitions of businesses, net of cash acquired									0	0	0
Proceeds from sales of businesses									0	0	0
Purchases of property, plant and equipment									30	58	26
Proceeds from disposals of property, plant and equipment									(30)	(58)	(26)
Purchases of investments									0	0	0
Proceeds from sales and maturities of investments									0	0	0
Other									0	0	0
Net cash used in investing activities									8,631	8,204	(7,343)
Cash flows from financing activities:
Intercompany contributions received										(12,330)	(205)
Net intercompany borrowings									(8,631)	2,376	5,549
Proceeds from long-term borrowings									0		0
Repayment of debt									0	0	0
Other borrowings									0
Dividend and distribution payments on common stock and exchangeable limited partnership units									0	1,521	1,834
Repurchases of common stock - repurchase program									0	0
Shares repurchased for tax withholdings on vesting of equity awards									0	0
Issuance of preferred stock, net									0
Issuance of common stock									0	0	0
Other									0	0	0
Net cash provided by (used in) financing activities									(8,631)	(8,433)	7,178
Net change in cash and cash equivalents									0	0	0
Cash and cash equivalents at beginning of period				$ 0				$ 0	0	0	0
Cash and cash equivalents at end of period	$ 0				$ 0				$ 0	$ 0	$ 0